BNY Mellon International Core Equity Fund
Statement of Investments
December 31, 2024 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 95.1%
Australia — 3.0%
ASX Ltd.	52,319	2,107,475
Brambles Ltd.	51,819	617,092
		2,724,567
Austria — .9%
OMV AG	21,679	838,514
Bermuda — 1.0%
Hiscox Ltd.	67,080	909,476
France — 19.9%
AXA SA	24,214	860,817
BNP Paribas SA	36,419	2,234,052
Cie de Saint-Gobain SA	25,888	2,298,138
Cie Generale des Etablissements Michelin SCA	54,275	1,787,820
Klepierre SA	24,212	697,224
LVMH Moet Hennessy Louis Vuitton SE	3,524	2,319,788
Orange SA	176,752	1,762,777
Publicis Groupe SA	21,728	2,318,216
Sanofi SA	26,771	2,599,479
Vinci SA	11,764	1,215,406
		18,093,717
Germany — 7.3%
Allianz SE	4,308	1,320,437
Daimler Truck Holding AG	11,555	441,067
Deutsche Post AG	27,280	960,206
Evonik Industries AG	76,831	1,331,464
Heidelberg Materials AG	13,768	1,701,407
Muenchener Rueckversicherungs-Gesellschaft AG	1,647	831,014
		6,585,595
Hong Kong — .8%
Sun Hung Kai Properties Ltd.	77,500	744,900
Italy — 3.5%
Enel SpA	326,533	2,329,115
Eni SpA	65,549	888,797
		3,217,912
Japan — 20.0%
Advantest Corp.	24,200	1,414,672
Casio Computer Co. Ltd.	238,200	1,985,442
FUJIFILM Holdings Corp.	61,000	1,282,843
Fujitsu Ltd.	84,900	1,510,550
ITOCHU Corp.	21,800	1,085,116
Mitsubishi Electric Corp.	55,200	942,657
Mizuho Financial Group, Inc.	135,300	3,330,369
Nippon Telegraph & Telephone Corp.	981,500	985,586
Renesas Electronics Corp.	135,900	1,767,577
Shionogi & Co. Ltd.	82,900	1,169,120
Sumitomo Mitsui Financial Group, Inc.	82,800	1,980,738
Trend Micro, Inc. (a)	13,000	707,814
		18,162,484

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 95.1% (continued)
Netherlands — 6.8%
ASML Holding NV	2,258	1,587,445
ING Groep NV	148,428	2,326,225
Koninklijke Ahold Delhaize NV	32,918	1,073,749
Stellantis NV	93,984	1,225,678
		6,213,097
Norway — .4%
Yara International ASA	12,789	337,942
Singapore — 2.3%
Singapore Exchange Ltd.	220,900	2,060,752
Spain — .9%
ACS Actividades de Construccion y Servicios SA	17,008	853,403
Switzerland — 4.4%
Kuehne + Nagel International AG	2,425	555,248
Novartis AG	11,769	1,150,251
Roche Holding AG	4,606	1,296,714
Sonova Holding AG	2,929	956,270
		3,958,483
United Kingdom — 19.5%
BAE Systems PLC	55,924	804,079
BP PLC	340,039	1,672,981
Diageo PLC	82,850	2,631,893
GSK PLC	144,514	2,436,048
Rio Tinto PLC	20,170	1,192,596
Shell PLC	106,572	3,303,417
SSE PLC	52,068	1,045,550
Tate & Lyle PLC	182,022	1,480,037
Tesco PLC	416,851	1,921,995
Unilever PLC	21,771	1,239,563
		17,728,159
United States — 4.4%
CRH PLC	15,815	1,467,883
Ferguson Enterprises, Inc.	14,448	2,514,156
		3,982,039
Total Common Stocks (cost $78,810,813)		86,411,040

Description	Shares	Value ($)
Exchange-Traded Funds — 1.4%
United States — 1.4%
iShares MSCI EAFE ETF (cost $1,315,676)	16,806	1,270,702

Preferred Dividend Rate (%)
Preferred Stocks — 1.2%
Germany — 1.2%
Volkswagen AG (cost $2,098,609)	9.58	12,013	1,107,984

	1-Day Yield (%)
Investment Companies — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $294,307)	4.54	294,307	294,307
Total Investments (cost $82,519,405)		98.0%	89,084,033
Cash and Receivables (Net)		2.0%	1,853,282
Net Assets		100.0%	90,937,315

ETF—Exchange-Traded Fund

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon International Core Equity Fund

December 31, 2024 (Unaudited)
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	86,411,040	—	—	86,411,040
Exchange-Traded Funds	1,270,702	—	—	1,270,702
Equity Securities - Preferred Stocks	1,107,984	—	—	1,107,984
Investment Companies	294,307	—	—	294,307

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At December 31, 2024, accumulated net unrealized appreciation on investments was $6,564,628, consisting of $12,394,198 gross unrealized appreciation and $5,829,570 gross unrealized depreciation.
At December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.